Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ (5,991)	$ (24,347)
Total liabilities	1,466	11,645
TOTAL	(4,525)	(12,702)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,383	11,492
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	76	51
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	7	102
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(4,408)	(19,268)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(785)	(3,236)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(798)	(1,843)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,783)	5,838
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,260	8,023
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(4,417)	(2,129)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	374	(56)
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,821	3,271
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	5,988	24,410
Total liabilities	(1,503)	(11,678)
TOTAL	4,485	12,732
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(1,417)	(11,526)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(79)	(51)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(7)	(101)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	4,381	19,346
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	807	3,236
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	800	1,828
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,779	(5,853)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,261)	(8,032)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,414	2,123
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(374)	56
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,821)	(3,271)
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3)	63
Total liabilities	(37)	(33)
TOTAL	(40)	30
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(34)	(34)
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(3)
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities		1
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(27)	78
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	22
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	2	(15)
Hedge ineffectiveness [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(4)	(15)
Hedge ineffectiveness [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1)	(9)
Hedge ineffectiveness [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3)	(6)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(78)	(6,179)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,528)	(7,842)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,824	1,607
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(374)	56
Hedging gain losses recognized in comprehensive income [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,821)	(3,271)
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(238)	4,100
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,069)	512
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,168	3,477
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(337)	111
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	15	68
Net change in other comprehensive income loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	160	(10,279)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(459)	(8,354)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	656	(1,870)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(37)	(55)
Net change in other comprehensive income loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,836)	(3,339)
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	203,403	150,507
Total liabilities	121,458	130,175
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	118,308	127,396
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2,124	1,549
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,026	1,230
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	105,672	85,654
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	43,249	40,990
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	54,482	23,863
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(24,884)	(19,413)
Total liabilities	(8,807)	(10,603)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(8,641)	(10,532)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(65)	39
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(101)	(110)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(18,332)	(14,684)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(4,230)	(3,459)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,322)	(1,270)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,437)	(3,135)
Total liabilities	(134)	(92)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(102)	(84)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(32)	(8)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,378)	(3,102)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(68)	(56)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 9	$ 23